Stock Options - Summary of Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of Options
Beginning balance (in shares)	27,766
Ending balance (in shares)	223,556	27,766
Non-Qualified Stock Options
Number of Options
Beginning balance (in shares)	27,766	37,636
Granted at Fair Value (in shares)	197,369	0
Exercised (in shares)	0	0
Canceled/Forfeited (in shares)	(1,579)	(9,870)
Ending balance (in shares)	223,556	27,766
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 12.47	$ 12.01
Granted at Fair Value (in dollars per share)	1.52	0.00
Exercised (in dollars per share)	0.00	0.00
Canceled/Forfeited (in dollars per share)	38	10.72
Ending balance (in dollars per share)	$ 2.62	$ 12.47
Aggregate Intrinsic Value
Beginning balance	$ 0	$ 0
Granted at Fair Value
Exercised
Canceled/Forfeited
Ending balance	$ 489,475	$ 0
Number of Options Exercisable
Beginning balance (in shares)	21,187	18,665
Granted at Fair Value (in shares)
Exercised (in shares)
Canceled/Forfeited (in shares)
Ending balance (in shares)	44,827	21,187
Weighted Average Fair Value At Date of Grant
Beginning balance (in dollars per share)	$ 13.16	$ 13.59
Granted at Fair Value (in dollars per share)
Exercised (in dollars per share)
Canceled/Forfeited (in dollars per share)
Ending balance (in dollars per share)	$ 13.49	$ 13.16